SHARE-BASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
The number of shares covered by the share options, beginning	1,620,000	8,100,000	[1]
Exercise price per share of the share options, beginning	$ 3.115	$ 0.623	[1]
The number of shares covered by the share options granted during the year
Exercise price per share of the share options granted during the year
Effect of Five-to-One Share Combination		(6,480,000)
The number of shares covered by the options,ending	1,620,000	1,620,000
Exercise price per share of the options, ending	$ 3.115	$ 3.115

[1]	The share option numbers above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 19 for further details.